Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 75,411	Taxes	Australia		Government of Australia, Australian Taxation Office			none:AustraliaBusinessSegmentMember
#: 2
	8,914	Fees	Australia	snj:AU-QLD	Government of Queensland, Central Highlands Regional Council	Curragh	none:ResourceCoalMember	none:AustraliaBusinessSegmentMember	Open Pit
#: 3
	12,492	Fees	Australia	snj:AU-QLD	Government of Queensland, CS Energy Limited	Curragh	none:ResourceCoalMember	none:AustraliaBusinessSegmentMember	Open Pit
#: 4
	165	Fees	Australia	snj:AU-QLD	Government of Queensland, Department of Environment and Science	Curragh	none:ResourceCoalMember	none:AustraliaBusinessSegmentMember	Open Pit
#: 5
	1,689	Fees	Australia	snj:AU-QLD	Government of Queensland, Department of Natural Resources Mines and Energy	Curragh	none:ResourceCoalMember	none:AustraliaBusinessSegmentMember	Open Pit
#: 6
	27,801	Fees	Australia	snj:AU-QLD	Government of Queensland, Gladstone Ports Corporation Limited	Curragh	none:ResourceCoalMember	none:AustraliaBusinessSegmentMember	Open Pit
#: 7
	3,617	Taxes	Australia	snj:AU-QLD	Government of Queensland, Queensland Treasury	Curragh	none:ResourceCoalMember	none:AustraliaBusinessSegmentMember	Open Pit
#: 8
	356,194	Royalties	Australia	snj:AU-QLD	Government of Queensland, Queensland Treasury	Curragh	none:ResourceCoalMember	none:AustraliaBusinessSegmentMember	Open Pit
#: 9
	5,992	Fees	Australia	snj:AU-QLD	Government of Queensland, Queensland Treasury	Curragh	none:ResourceCoalMember	none:AustraliaBusinessSegmentMember	Open Pit
#: 10
	2,292	Fees	Australia	snj:AU-QLD	Government of Queensland, Resources Safety and Health Queensland	Curragh	none:ResourceCoalMember	none:AustraliaBusinessSegmentMember	Open Pit
#: 11
	143,458	Fees	Australia	snj:AU-QLD	Government of Queensland, Stanwell Corporation Limited	Curragh	none:ResourceCoalMember	none:AustraliaBusinessSegmentMember	Open Pit
#: 12
	2,729	Fees	Australia	snj:AU-QLD	Government of Queensland, Sunwater Limited	Curragh	none:ResourceCoalMember	none:AustraliaBusinessSegmentMember	Open Pit
#: 13
	585	Fees	Australia	snj:AU-QLD	Government of Queensland, Workcover Queensland	Curragh	none:ResourceCoalMember	none:AustraliaBusinessSegmentMember	Open Pit
#: 14
	372	Taxes	United States	snj:US-VA	Government of the United States, Office of Surface Mining Reclamation and Enforcement	Buchanan	none:ResourceCoalMember	none:UnitedStatesBusinessSegmentMember	Underground Mining
#: 15
	231	Taxes	United States	snj:US-WV	Government of the United States, Office of Surface Mining Reclamation and Enforcement	Logan	none:ResourceCoalMember	none:UnitedStatesBusinessSegmentMember	Open Pit
#: 16
	184	Fees	United States	snj:US-VA	Government of the United States, U.S. Department of Labor	Buchanan	none:ResourceCoalMember	none:UnitedStatesBusinessSegmentMember	Underground Mining
#: 17
	355	Fees	United States	snj:US-WV	Government of the United States, U.S. Department of Labor	Logan	none:ResourceCoalMember	none:UnitedStatesBusinessSegmentMember	Open Pit
#: 18
	$ 55,521	Taxes	United States		Government of the United States, United States Treasury			none:UnitedStatesBusinessSegmentMember